SIGNIFICANT TRANSACTIONS - Acquisition of Uklon (Narrative) (Details) - Uklon - USD ($) $ in Millions		6 Months Ended	9 Months Ended
	Apr. 02, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Mar. 19, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					97.00%
Purchase consideration					$ 158.0
JSC Kyivstar
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	97.00%
Purchase consideration	$ 158.0
Fair value of contingent consideration	$ 16.0
Equity interest acquired	3.00%
Non-controlling interests	$ 0.0
Customer-related intangible assets recognised as of acquisition date	32.0
Intangible assets	58.0
Technology-based intangible assets recognised as of acquisition date	8.0
Trade and other receivables	$ 2.0
Revenue of acquiree since acquisition date		$ 46.0
Profit (loss) of acquiree since acquisition date		$ 14.0
Revenue of combined entity as if combination occurred at beginning of period				$ 66.0
Profit (loss) of combined entity as if combination occurred at beginning of period				19.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 0.5
JSC Kyivstar | Customer relationship
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
JSC Kyivstar | Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets	$ 18.0
JSC Kyivstar | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
JSC Kyivstar | Contingent consideration other than employee bonuses
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	$ 12.0
JSC Kyivstar | Employee bonuses for pre-acquisition service
Disclosure of detailed information about business combination [line items]
Settled liabilities, contingent liabilities recognised in business combination			$ 4.0